Form N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MFS® SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jun. 26, 2026